Contents of Significant Accounts - Summary of Terms and Conditions of Bonds (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about bonds [Line Items]
Issued amount	$ 50,228,305	$ 30,051,568
Domestic unsecured corporate bonds maturing in April 2026 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In late April 2021
Issued amount	$ 5,500,000
Coupon rate	0.57%
Repayment	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Domestic unsecured corporate bonds maturing in April 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In late April 2021
Issued amount	$ 2,000,000
Coupon rate	0.63%
Repayment	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Domestic unsecured corporate bonds maturing in April 2031 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Ten-year (Green bond)
Issuance date	In late April 2021
Issued amount	$ 2,100,000
Coupon rate	0.68%
Repayment	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Domestic unsecured corporate bonds maturing in December 2026 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In mid-December 2021
Issued amount	$ 5,000,000
Coupon rate	0.63%
Repayment	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Domestic unsecured corporate bonds maturing In September 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year (Green bond)
Issuance date	In mid-September 2023
Issued amount	$ 10,000,000
Coupon rate	1.62%
Repayment	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.
Domestic unsecured corporate bonds maturing in June 2030 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year (Green bond)
Issuance date	In late June 2025
Issued amount	$ 2,000,000
Coupon rate	1.94%
Repayment	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Domestic unsecured corporate bonds maturing in June 2030 one [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In late June 2025
Issued amount	$ 3,200,000
Coupon rate	1.99%
Repayment	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Domestic unsecured corporate bonds maturing in August 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Three-year
Issuance date	In late August 2025
Issued amount	$ 5,000,000
Coupon rate	1.80%
Repayment	Interest will be paid annually and the principal will be repayable in August 2028 upon maturity.
Domestic unsecured corporate bonds maturing in October 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Three-year
Issuance date	In late October 2025
Issued amount	$ 5,000,000
Coupon rate	1.70%
Repayment	Interest will be paid annually and the principal will be repayable in October 2028 upon maturity.
Domestic unsecured corporate bonds maturing in December 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Three-year
Issuance date	In early December 2025
Issued amount	$ 2,300,000
Coupon rate	1.55%
Repayment	Interest will be paid annually and the principal will be repayable in December 2028 upon maturity.
Domestic unsecured corporate bonds maturing in December 2030 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In early December 2025
Issued amount	$ 2,500,000
Coupon rate	1.60%
Repayment	Interest will be paid annually and the principal will be repayable in December 2030 upon maturity.